Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2055 Fund	May 30, 2023
Fidelity Advisor Freedom Blend 2055 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.94%)
Since Inception	3.29%	[1]
Fidelity Advisor Freedom Blend 2055 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.01%)
Since Inception	1.76%	[1]
Fidelity Advisor Freedom Blend 2055 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.46%)
Since Inception	2.40%	[1]
Fidelity Advisor Freedom Blend 2055 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(22.28%)
Since Inception	3.60%	[2]
Fidelity Advisor Freedom Blend 2055 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(20.65%)
Since Inception	3.93%	[3]
Fidelity Advisor Freedom Blend 2055 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(19.11%)
Since Inception	4.99%	[4]
Fidelity Advisor Freedom Blend 2055 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(19.05%)
Since Inception	5.08%	[5]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%
F1682
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	4.97%

[1]	A From August 31, 2018
[2]	B From August 31, 2018
[3]	C From August 31, 2018
[4]	D From August 31, 2018
[5]	E From August 31, 2018